Investment Objectives and Goals - iShares Enhanced Emerging Markets Active ETF	Feb. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Enhanced Emerging Markets Active ETF Ticker: ENHE Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Enhanced Emerging Markets Active ETF (the “Fund”) seeks to outperform the MSCI Emerging Markets Index (the “MSCI EM Index”).